Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2015
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Sep. 06, 2016
Document Effective Date	Sep. 06, 2016
Prospectus Date	Sep. 06, 2016
Dreyfus Global Real Return Fund | Class A
Prospectus:
Trading Symbol	DRRAX
Dreyfus Global Real Return Fund | Class C
Prospectus:
Trading Symbol	DRRCX
Dreyfus Global Real Return Fund | Class I
Prospectus:
Trading Symbol	DRRIX
Dreyfus Global Real Return Fund | Class Y
Prospectus:
Trading Symbol	DRRYX